Note 1 - Reporting Entity	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of notes and other explanatory information [text block]
1.	Reporting entity:

Aptose Biosciences Inc. (“Aptose” or the “Company”) is a clinical-stage biotechnology company committed to discovering and developing personalized therapies addressing unmet medical needs in oncology. Aptose is a publicly listed company incorporated under the laws of Canada. The Company’s shares are listed on the Nasdaq Capital Markets and the Toronto Stock Exchange. The head office, principal address and records of the Company are located at
5955
 Airport Road, Mississauga, Ontario, Canada,
L4V
1R9.